Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000118060 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000118060 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118060 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000118060 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
C000118060 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000118060 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000118060 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006484 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000006484 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006484 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006484 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006484 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006484 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006484 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006484 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006484 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006484 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006484 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000006484 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006484 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006484 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006484 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006484 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006485 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000006485 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006485 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006485 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006485 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006485 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006485 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006485 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006485 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006485 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006485 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000006485 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006485 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006485 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006485 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006485 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006486 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000006486 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006486 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006486 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006486 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006486 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006486 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006486 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006486 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006486 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006486 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000006486 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006486 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006486 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006486 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006486 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006487 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000006487 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006487 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006487 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000006487 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000006487 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000006487 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000006487 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006487 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000006487 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006487 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000006487 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006487 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000006487 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006487 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000006487 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064677 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000064677 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064677 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064677 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064677 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064677 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064677 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000064677 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064677 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064677 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064677 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064677 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064677 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000064677 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064677 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000064677 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064678 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000064678 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064678 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064678 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064678 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064678 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064678 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000064678 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064678 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064678 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064678 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064678 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064678 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000064678 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064678 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000064678 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064679 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000064679 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064679 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064679 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064679 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064679 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064679 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000064679 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064679 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064679 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064679 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064679 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064679 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000064679 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064679 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000064679 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064680 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000064680 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064680 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064680 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064680 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064680 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064680 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000064680 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064680 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064680 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064680 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064680 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064680 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000064680 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064680 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000064680 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064681 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000064681 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064681 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064681 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.10%
C000064681 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.00%
C000064681 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	2.90%
C000064681 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
C000064681 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.60%
C000064681 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064681 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064681 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	57.50%
C000064681 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064681 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	95.80%
C000064681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000064681 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000064681 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000006488 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
C000006488 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006488 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000006488 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006488 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006488 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006488 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006488 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006488 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006488 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006488 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006488 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006488 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006488 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006488 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006488 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006488 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006489 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
C000006489 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006489 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000006489 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006489 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006489 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006489 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006489 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006489 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006489 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006489 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006489 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006489 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006489 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006489 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006489 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006489 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006490 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
C000006490 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006490 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000006490 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000006490 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000006490 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000006490 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000006490 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000006490 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000006490 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000006490 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006490 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000006490 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000006490 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006490 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000006490 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000006490 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000103072 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
C000103072 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000103072 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000103072 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000103072 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000103072 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000103072 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000103072 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000103072 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000103072 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000103072 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000103072 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000103072 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000103072 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000103072 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000103072 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000103072 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191232 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	39.10%
C000191232 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191232 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000191232 [Member] | Healthcare Revenue Long Term Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000191232 [Member] | Healthcare Revenue Hospitals [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000191232 [Member] | Secondary Schools [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000191232 [Member] | Miscellaneous Revenue Other [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000191232 [Member] | Multi Family Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000191232 [Member] | Sales And Excise Tax Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000191232 [Member] | Universities Dormitories [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000191232 [Member] | Universities Colleges [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000191232 [Member] | General Obligations General Purpose [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000191232 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000191232 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000191232 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	96.40%
C000191232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000191232 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000006471 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006471 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006471 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006471 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000006471 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006471 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000006471 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006476 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006476 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006476 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006476 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000006476 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006476 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006476 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006477 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006477 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006477 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006477 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000006477 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006477 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006477 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006478 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006478 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006478 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006478 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000006478 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006478 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006478 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006480 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006480 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006480 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006480 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000006480 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006480 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006480 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006482 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006482 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006482 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006482 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000006482 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006482 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006482 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006483 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006483 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006483 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006483 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000006483 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006483 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006483 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000006472 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000006472 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006472 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000006472 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000006472 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000006472 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000006472 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000116932 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000116932 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116932 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000116932 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%
C000116932 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000116932 [Member] | ETFs [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000116932 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%